Earnings per share	6 Months Ended
Jun. 30, 2021
Earnings per share [Abstract]
Earnings per share
Note 21. - Earnings per share
Basic earnings per share have been calculated by dividing the loss attributable to equity holders by the average number of outstanding shares.
Diluted earnings per share for the six-month period ended June 30, 2021 have been calculated considering the potential issuance of 3,347,305 shares on the settlement of the Green Exchangeable Notes (Note 14). Diluted earnings per share equal basic earnings per share for the six-month period ended June 30, 2020.

Item	For the six-month period ended June 30,
	2021	2020
	($ in thousands)
Loss attributable to Atlantica	(6,829)	(28,171)
Average number of ordinary shares outstanding (thousands) - basic	110,594	101,602
Average number of ordinary shares outstanding (thousands) - diluted	113,941	101,602
Earnings per share for the period (U.S. dollar per share) - basic	(0.06)	(0.28)
Earnings per share for the period (U.S. dollar per share) - diluted	(0.06)	(0.28)